Intangible assets (Details) ₨ in Thousands, $ in Thousands	Mar. 31, 2020 INR (₨)	Mar. 31, 2020 USD ($)	Mar. 31, 2019 INR (₨)	Mar. 31, 2018 INR (₨)
Disclosure Of Intangible Assets And Goodwill Explanatory [Abstract]
Goodwill	₨ 14,595		₨ 14,595	₨ 14,595
Other intangible assets	665,097		561,924	567,917
Intangible assets and goodwill	₨ 679,692	$ 9,016	₨ 576,519	₨ 582,512